UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2016

Date of reporting period: October 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

OCT    10.31.15

SEMI-ANNUAL REPORT

AB EXCHANGE RESERVES

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,000.50	$0.65	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Class B
Actual	$1,000	$1,000.50	$0.65	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Class C
Actual	$1,000	$1,000.50	$0.65	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Advisor Class
Actual	$1,000	$1,000.50	$0.60	0.12%
Hypothetical**	$1,000	$1,024.53	$0.61	0.12%
Class R
Actual	$1,000	$1,000.50	$0.65	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Class K
Actual	$1,000	$1,000.50	$0.65	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
Class I
Actual	$1,000	$1,000.50	$0.65	0.13%
Hypothetical**	$1,000	$1,024.48	$0.66	0.13%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB EXCHANGE RESERVES •	1

Expense Example

PORTFOLIO OF INVESTMENTS

October 31, 2015 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 99.9%
Certificates of Deposit – 33.1%
Bank Tokyo-Mitsubishi UFJ/NY 2/16/16	0.400%	$50,000	$50,001,461
Chase Bank USA, NA 12/07/15(a)	0.294%	25,000	25,000,000
HSBC Bank USA, NA 2/03/16(a)	0.334%	50,000	50,000,000
Korea Development Bank/NY 11/04/15	0.140%	50,000	50,000,000
National Australia Bank Ltd./NE 3/04/16(a)	0.354%	50,000	50,000,000
Nordea Bank Finland PLC/NY 2/17/16(a)	0.347%	50,000	50,000,000
Norinchukin Bank/NY 11/30/15(a)	0.344%	25,000	25,000,000
2/03/16(a)	0.394%	25,000	25,000,000
Rabobank Nederland/NY 4/13/16(a)	0.346%	50,000	50,000,000
Svenska Handelsbanken/NY 11/18/15	0.315%	25,000	25,000,056
2/12/16	0.380%	25,000	25,002,829
Toronto-Dominion Bank/NY 11/02/15(a)	0.263%	50,000	50,000,000
US Bank, NA/MN 1/27/16(a)	0.244%	25,000	25,000,000
Wells Fargo Bank, NA 4/13/16(a)	0.369%	50,000	50,000,000
Westpac Banking Corp./NY 2/08/16(a)	0.344%	50,000	50,000,000

			600,004,346

Commercial Paper – 26.2%
ANZ New Zealand Int’l Ltd./London 4/08/16(a)(b)	0.314%	50,000	50,000,000
Banque et Caisse d’Épargne de l’État 3/23/16	0.511%	50,000	49,899,417
Coca-Cola Co. (The) 11/10/15(b)	0.250%	50,000	49,997,222
Commonwealth Bank of Australia 3/24/16(a)(b)	0.307%	25,000	25,000,000
2/22/16(a)(b)	0.364%	25,000	25,000,000
DBS Bank Ltd. 11/10/15(b)	0.280%	50,000	49,996,889
KFW 2/08/16(b)	0.300%	50,000	49,959,167
Nederlandse Waterschapsbank NV 3/18/16(a)(b)	0.367%	25,000	25,000,000

2	• AB EXCHANGE RESERVES

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

Swedish Export Credit 1/20/16	0.310%	$50,000	$49,965,986
Toyota Motor Credit Corp. 11/17/15(a)	0.274%	50,000	50,000,000
United Overseas Bank Ltd. 2/11/16(b)	0.471%	50,000	49,934,069

			474,752,750

U.S. Government & Government Sponsored Agency Obligations – 24.0%
Federal Home Loan Discount Notes
1/08/16	0.105%	25,000	24,995,115
11/04/15	0.155%	50,000	49,999,570
11/06/15	0.165%	50,000	49,999,083
11/12/15	0.220%	50,000	49,996,945
11/13/15	0.240%	50,000	49,996,333
U.S. Treasury Notes
4/30/16(a)	0.089%	45,000	45,003,673
2/29/16	0.250%	50,000	50,003,382
1/31/16	0.375%	25,000	25,009,473
2/15/16	0.375%	50,000	50,019,559
1/31/16	2.000%	15,000	15,066,711
2/29/16	2.125%	25,000	25,154,447

			435,244,291

Repurchase Agreements – 7.7%
Mizuho Securities USA 0.11% dated 10/30/15 due 11/2/15 in the amount of $85,000,779 (collateralized by $83,196,000 U.S. Treasury Notes, 2.25% to 3.125% due 10/31/16 to 4/30/21, value $86,700,022)		85,000	85,000,000
RBC Capital Markets 0.10%, dated 10/30/15 due 11/2/15 in the amount of $55,000,458 (collateralized by $52,045,502 Government National Mortgage Association, 2.215% to 4.00% due 9/20/45 to 3/20/65, value $56,100,001)		55,000	55,000,000

			140,000,000

Corporates - Investment Grade – 6.2%
Apple, Inc. 5/03/16(a)	0.350%	43,549	43,565,725
General Electric Capital Corp. 1/08/16(a)	0.918%	3,990	3,994,364

AB EXCHANGE RESERVES •	3

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

JPMorgan Chase Bank, NA 11/06/15(a)	0.428%	$13,750	$13,750,000
Microsoft Corp. 2/08/16	2.500%	670	673,709
Shell International Finance BV
11/10/15(a)	0.381%	43,600	43,601,154
12/04/15	0.625%	5,810	5,811,510
Toronto-Dominion Bank (The) 11/06/15(a)	0.501%	200	200,005

			111,596,467

Time Deposits – 2.7%
CIBC World Markets Corp. 11/02/15	0.030%	29,200	29,200,000
RBC Capital Markets 11/02/15	0.010%	20,000	20,000,000

			49,200,000

Total Investments – 99.9% (cost $1,810,797,854)			1,810,797,854
Other assets less liabilities – 0.1%			2,006,717

Net Assets – 100.0%			$1,812,804,571

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest rate was in effect at October 31, 2015.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, the aggregate market value of these securities amounted to $324,887,347 or 17.9% of net assets.

See notes to financial statements.

4	• AB EXCHANGE RESERVES

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2015 (unaudited)

Assets
Investments in securities, at value (cost $1,810,797,854)	$1,810,797,854
Cash	217,088
Receivable for shares of beneficial interest sold	1,997,091
Interest receivable	553,746

Total assets	1,813,565,779

Liabilities
Payable for shares of beneficial interest redeemed	502,170
Distribution fee payable	56,419
Registration fee payable	45,117
Advisory fee payable	43,172
Transfer Agent out of pocket fee payable	39,144
Accrued expenses	75,186

Total liabilities	761,208

Net Assets	$1,812,804,571

Composition of Net Assets
Shares of beneficial interest, at par	$1,812,791
Additional paid-in capital	1,810,964,016
Undistributed net investment income	540
Accumulated net realized gain on investment transactions	27,224

$1,812,804,571

Net Asset Value Per Share—unlimited shares authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$136,506,082	136,496,708	$1.00

B	$3,795,500	3,792,634	$1.00

C	$15,824,501	15,822,894	$1.00

Advisor	$125,838,269	125,840,340	$1.00

R	$4,928,360	4,928,273	$1.00

K	$27,240,442	27,239,758	$1.00

I	$1,498,671,417	1,498,670,166	$1.00

See notes to financial statements.

AB EXCHANGE RESERVES •	5

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (unaudited)

Investment Income
Interest		$2,265,394
Expenses
Advisory fee (see Note B)	$2,494,848
Distribution fee—Class A	261,122
Distribution fee—Class B	21,147
Distribution fee—Class C	55,897
Distribution fee—Class R	12,512
Distribution fee—Class K	36,867
Transfer agency—Class A	90,755
Transfer agency—Class B	2,703
Transfer agency—Class C	8,436
Transfer agency—Advisor Class	48,691
Transfer agency—Class R	1,502
Transfer agency—Class K	7,374
Transfer agency—Class I	172,501
Custodian	125,741
Registration fees	48,104
Administrative	34,208
Printing	23,776
Audit and tax	19,196
Legal	17,361
Trustees’ fees	10,489
Miscellaneous	23,433

Total expenses	3,516,663
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,497,874)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(387,545)
Less: expenses waived by the Transfer Agent (see Note B)	(331,962)

Net expenses		1,299,282

Net investment income		966,112

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		26,224

Net Increase in Net Assets from Operations		$992,336

See notes to financial statements.

6	• AB EXCHANGE RESERVES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended October 31, 2015 (unaudited)	October 1, 2014 to April 30, 2015(a)	Year Ended September 30, 2014
Increase in Net Assets from Operations
Net investment income	$966,112	$720,573	$862,319
Net realized gain on investment transactions	26,224	1,000	25,419
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	98

Net increase in net assets from operations	992,336	721,573	887,836
Dividends and Distributions to Shareholders from
Net investment income
Class A	(89,674)	(45,155)	(90,033)
Class B	(1,983)	(589)	(2,311)
Class C	(7,211)	(2,922)	(8,137)
Advisor Class	(48,694)	(169,026)	(458,230)
Class R	(2,376)	(566)	(785)
Class K	(14,161)	(4,203)	(5,273)
Class I	(802,013)	(498,112)	(297,550)
Net realized gain on investment transactions
Class A	– 0	–	(1,949)	(4,906)
Class B	– 0	–	(56)	(258)
Class C	– 0	–	(156)	(648)
Advisor Class	– 0	–	(8,326)	(22,760)
Class R	– 0	–	(61)	(191)
Class K	– 0	–	(229)	(728)
Class I	– 0	–	(8,084)	(10,355)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(239,398,615)	237,395,812	330,884,146

Total increase (decrease)	(239,372,391)	237,377,951	330,869,817
Net Assets
Beginning of period	2,052,176,962	1,814,799,011	1,483,929,194

End of Period (including undistributed net investment income of $540, $540 and $0, respectively)	$1,812,804,571	$2,052,176,962	$1,814,799,011

(a)	The Fund changed its fiscal year end from September 30 to April 30.

See notes to financial statements.

AB EXCHANGE RESERVES •	7

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Exchange Reserves (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Prior to January 20, 2015, the Fund was known as AllianceBernstein Exchange Reserves. The Fund’s investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AB Mutual Funds without any sales charge at the time of purchase, but on Class A shares of the Fund that were received in exchange for another AB Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AB Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other AB Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AB Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AB Mutual Fund Class B shares.

8	• AB EXCHANGE RESERVES

Notes to Financial Statements

When redemption occurs, the applicable CDSC schedule is that which applied to the AB Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AB Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AB Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses.

Class R, Class K, and Class I shares are sold for cash or in exchange of the same class of shares of another AB Mutual Fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB Funds’ securities lending programs.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on

AB EXCHANGE RESERVES •	9

Notes to Financial Statements

market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Short-Term Investments
Certificates of Deposit	$	– 0	–	$600,004,346	$	– 0	–	$600,004,346
Commercial Paper		– 0	–	474,752,750		– 0	–	474,752,750
U.S. Government & Government Sponsored Agency Obligations		– 0	–	435,244,291		– 0	–	435,244,291

10	• AB EXCHANGE RESERVES

Notes to Financial Statements

Investments in Securities:	Level 1		Level 2			Level 3			Total
Repurchase Agreements	$140,000,000		$	– 0	–	$	– 0	–	$140,000,000
Corporates – Investment Grade	– 0	–		111,596,467			– 0	–	111,596,467
Time Deposits	– 0	–		49,200,000			– 0	–	49,200,000

Total Investments in Securities	140,000,000			1,670,797,854			– 0	–	1,810,797,854

Total^	$140,000,000			$1,670,797,854		$	– 0	–	$1,810,797,854

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The AllianceBernstein L.P. (the “Adviser”) established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board of Directors (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB EXCHANGE RESERVES •	11

Notes to Financial Statements

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed annually.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income.

Investment transactions are accounted for on the date the securities are purchased or sold.

7. Repurchase Agreements

It is the Fund’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.

8. Change of Fiscal Year End

The Fund changed its fiscal year end from September 30 to April 30. Accordingly, the statement of changes in net assets and financial highlights reflect the period from October 1, 2014 to April 30, 2015.

12	• AB EXCHANGE RESERVES

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

The Fund pays the Adviser an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. For the six months ended October 31, 2015, the Adviser has voluntarily agreed to waive a portion of such fees in the amount of $1,463,666.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended October 31, 2015, the Adviser voluntarily agreed to waive such fees amounting to $34,208.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended October 31, 2015, there was no reimbursement paid to ABIS.

For the six months ended October 31, 2015, the Transfer Agent has voluntarily agreed to waive all transfer agency fees in the amount of $90,755, $2,703, $8,436, $48,691, $1,502, $7,374 and $172,501 for Class A, B, C, Advisor, R, K and I shares, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has received $367, $2,268 and $1,079 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 2015.

During the year ended September 30, 2014, the Adviser reimbursed the Fund $98 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class B shares, .75% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average

AB EXCHANGE RESERVES •	13

Notes to Financial Statements

daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective August 28, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended October 31, 2015, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $261,122, $21,147, $55,897, $12,512 and $36,867 for Class A, B, C, R and K shares, respectively, limiting the effective annual rate to 0% for the Class A, Class B, Class C, Class R and Class K shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At October 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions to be paid for the year ending April 30, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended April 30, 2015 and fiscal year ended September 30, 2014 were as follows:

	2015		2014
Distributions paid from:
Ordinary income	$739,434		$896,314
Long-term capital gains	– 0	–	5,851

Total distributions paid	$739,434		$902,165

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,483
Undistributed capital gains	57

Total accumulated earnings/(deficit)	$1,540

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2015, the Fund did not have any capital loss carryforwards.

14	• AB EXCHANGE RESERVES

Notes to Financial Statements

NOTE E

Transactions in Shares of Beneficial Interest

Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2015 (unaudited)	October 1, 2014 to April 30, 2015(a)	Year Ended September 30, 2014

Class A
Shares sold	103,329,605	39,134,544	167,168,654

Shares issued in reinvestment of dividends	89,638	47,070	94,663

Shares converted from Class B	717,217	1,590,241	2,403,125

Shares redeemed	(104,483,675)	(121,013,048)	(144,961,789)

Net increase (decrease)	(347,215)	(80,241,193)	24,704,653

Class B
Shares sold	399,762	928,744	1,635,484

Shares issued in reinvestment of dividends	1,979	642	2,553

Shares converted to Class A	(717,216)	(1,590,241)	(2,403,125)

Shares redeemed	(630,592)	(1,289,949)	(3,030,946)

Net decrease	(946,067)	(1,950,804)	(3,796,034)

Class C
Shares sold	5,485,019	5,953,845	11,055,384

Shares issued in reinvestment of dividends	7,207	3,068	8,734

Shares redeemed	(4,157,035)	(10,023,522)	(19,266,591)

Net increase (decrease)	1,335,191	(4,066,609)	(8,202,473)

Advisor Class
Shares sold	106,646,431	159,997,014	299,166,464

Shares issued in reinvestment of dividends	48,690	177,350	480,982

Shares redeemed	(69,718,535)	(994,551,354)	(316,450,301)

Net increase (decrease)	36,976,586	(834,376,990)	(16,802,855)

Class R
Shares sold	1,905,660	5,415,711	21,618,074

Shares issued in reinvestment of dividends	2,375	627	976

Shares redeemed	(2,089,261)	(8,106,274)	(20,971,211)

Net increase (decrease)	(181,226)	(2,689,936)	647,839

Class K
Shares sold	39,947,777	40,078,800	45,858,700

Shares issued in reinvestment of dividends	14,161	4,432	6,001

Shares redeemed	(38,374,944)	(40,659,273)	(50,239,707)

Net increase (decrease)	1,586,994	(576,041)	(4,375,006)

AB EXCHANGE RESERVES •	15

Notes to Financial Statements

	Shares
	Six Months Ended October 31, 2015 (unaudited)	October 1, 2014 to April 30, 2015(a)	Year Ended September 30, 2014

Class I
Shares sold	4,855,093,019	6,239,263,035	6,642,079,448

Shares issued in reinvestment of dividends	802,027	498,621	298,907

Shares redeemed	(5,133,717,924)	(5,078,464,271)	(6,303,670,333)

Net increase (decrease)	(277,822,878)	1,161,297,385	338,708,022

(a)	The Fund changed its fiscal year end from September 30 to April 30.

NOTE F

Risks Involved in Investing in the Fund

Money Market Fund Risk—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk. The Securities and Exchange Commission recently adopted amendments to Rule 2a-7 governing money market funds. The amendments have different implications for prime and tax-exempt institutional money market funds, and U.S. government and retail money market funds. The amendments will require prime money market funds that have institutional investors to sell and redeem their shares at a floating NAV based on the current market value of securities in their underlying portfolios while government money market funds and retail money market funds will continue to be permitted to maintain a stable NAV. There are a number of changes under the amendments that relate to diversification, disclosure, reporting and stress testing requirements for money market funds. The Fund is implementing these changes on or before the dates they become effective. The amended rule will permit the Fund, at the discretion of the Fund’s Board, to, under certain circumstances, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Fund also may be required to impose a liquidity fee of 1% on redemptions at times of severely reduced liquidity of Fund assets, unless the Board determines that no fee or a different liquidity fee (up to 2%) is in the Fund’s best interests.

Interest Rate Risk and Credit Risk—The Fund’s primary risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in

16	• AB EXCHANGE RESERVES

Notes to Financial Statements

interest rates will affect the Fund’s yield as the securities mature or are sold and the Fund purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of the Fund’s assets, or maintaining a stable $1.00 NAV.

Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). Credit quality can change rapidly in certain market environments and the default of a single holding could have the potential to cause significant NAV deterioration.

Foreign (Non-U.S.) Risk—Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB EXCHANGE RESERVES •	17

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0002		.0005		.0009	.0018	.0001	.0001
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0002		.0005		.0009	.0018	.0001	.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0002)		(.0005)		(.0009)	(.0018)	(.0001)	(.0001)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0002)		(.0005)		(.0009)	(.0018)	(.0001)	(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.03%		.05%		.09%	.18%	.01%	.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$137		$137		$217		$192	$173	$221	$225
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.13	%^	.12%		.14%	.14%	.23%	.28	%+
Expenses, before waivers/reimbursements	.65	%^	.61	%^	.61%		.62%	.61%	.86%	.84	%+
Net investment income(b)	.10	%^	.04	%^	.05%		.08%	.17%	.01%	.01	%+

See footnote summary on page 25.

18	• AB EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0001		.0003		.0008	.0017	.0001	.0001
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0001		.0003		.0008	.0017	.0001	.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0001)		(.0003)		(.0008)	(.0017)	(.0001)	(.0001)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0001)		(.0003)		(.0008)	(.0017)	(.0001)	(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.01%		.03%		.08%	.17%	.01%	.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$4		$4		$7		$10	$15	$26	$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.15	%^	.14%		.14%	.14%	.23%	.29	%+
Expenses, before waivers/reimbursements	1.40	%^	1.34	%^	1.33%		1.33%	1.36%	1.61%	1.59	%(e)+
Net investment income(b)	.09	%^	.02	%^	.03%		.09%	.17%	.01%	.01	%+

See footnote summary on page 25.

AB EXCHANGE RESERVES •	19

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0002		.0004		.0009	.0018	.0001	.0001
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0002		.0004		.0009	.0018	.0001	.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0002)		(.0004)		(.0009)	(.0018)	(.0001)	(.0001)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0002)		(.0004)		(.0009)	(.0018)	(.0001)	(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.02%		.04%		.09%	.18%	.01%	.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$16		$14		$19		$27	$22	$31	$27
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.14	%^	.13%		.14%	.14%	.23%	.29	%+
Expenses, before waivers/reimbursements	1.14	%^	1.08	%^	1.07%		1.08%	1.08%	1.32%	1.31	%(e)+
Net investment income(b)	.10	%^	.03	%^	.04%		.08%	.17%	.01%	.01	%+

See footnote summary on page 25.

20	• AB EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0002		.0005		.0009	.0018	.0001	.0004
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0002		.0005		.0009	.0018	.0001	.0004

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0002)		(.0005)		(.0009)	(.0018)	(.0001)	(.0004)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0002)		(.0005)		(.0009)	(.0018)	(.0001)	(.0004)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.03%		.05%		.09%	.18%	.01%	.04%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$126		$89		$923		$940	$750	$700	$149
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.12	%^	.13	%^	.12%		.14%	.14%	.22%	.25	%+
Expenses, before waivers/reimbursements	.37	%^	.31	%^	.31%		.32%	.31%	.54%	.54	%+
Net investment income(b)	.10	%^	.04	%^	.05%		.09%	.18%	.02%	.04	%+

See footnote summary on page 25.

AB EXCHANGE RESERVES •	21

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0001		.0001		.0008	.0018	.0001	.0001
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0001		.0001		.0008	.0018	.0001	.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0001)		(.0001)		(.0008)	(.0018)	(.0001)	(.0001)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0001)		(.0001)		(.0008)	(.0018)	(.0001)	(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.01%		.01%		.08%	.18%	.01%	.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,928		$5,110		$7,800		$7,152	$6,412	$6,271	$6,313
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.16	%^	.16%		.15%	.13%	.22%	.28	%+
Expenses, before waivers/reimbursements	.83	%^	.84	%^	.85%		.84%	.85%	.97%	1.08	%+
Net investment income(b)	.09	%^	.02	%^	.01%		.08%	.18%	.01%	.01	%+

See footnote summary on page 25.

22	• AB EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0002		.0002		.0008	.0017	.0001	.0002
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0002		.0002		.0008	.0017	.0001	.0002

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0002)		(.0002)		(.0008)	(.0017)	(.0001)	(.0002)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0002)		(.0002)		(.0008)	(.0017)	(.0001)	(.0002)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.02%		.02%		.08%	.17%	.01%	.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,241		$25,653		$26,229		$30,605	$35,221	$43,108	$40,762
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.15	%^	.15%		.14%	.15%	.23%	.27	%+
Expenses, before waivers/reimbursements	.57	%^	.58	%^	.59%		.60%	.69%	.82%	.83	%+
Net investment income(b)	.10	%^	.03	%^	.02%		.09%	.17%	.01%	.02	%+

See footnote summary on page 25.

AB EXCHANGE RESERVES •	23

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended October 31, 2015 (unaudited)		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,
					2014		2013	2012	2011	2010

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0005		.0004		.0007		.0010	.0018	.0011	.0015
Net realized gain on investment transactions	.00	(c)	.00	(c)	.00	(c)	.00 (c)	.00 (c)	.00 (c)	.00
Contributions from Affiliates	.00		.00		.00	(c)	.00	.00	.00	.00

Net increase in net asset value from operations	.0005		.0004		.0007		.0010	.0018	.0011	.0015

Less: Dividends and Distributions
Dividends from net investment income	(.0005)		(.0004)		(.0007)		(.0010)	(.0018)	(.0011)	(.0015)
Distributions from net realized gain on investment transactions	.00		(.00	)(c)	(.00	)(c)	.00	.00	.00	.00

Total dividends and distributions	(.0005)		(.0004)		(.0007)		(.0010)	(.0018)	(.0011)	(.0015)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.04%		.07%		.10%	.18%	.11%	.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,498,671		$1,776,473		$615,207		$276,480	$979,369	$1,906	$2,365
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.13	%^	.09	%^	.10%		.13%	.14%	.13%	.15	%+
Expenses, before waivers/reimbursements	.29	%^	.28	%^	.29%		.28%	.32%	.40%	.41	%+
Net investment income(b)	.09	%^	.08	%^	.07%		.10%	.19%	.12%	.15	%+

See footnote summary on page 25.

24	• AB EXCHANGE RESERVES

Financial Highlights

(a)	The Fund changed its fiscal year end from September 30 to April 30.

(b)	Net of fees waived and expenses reimbursed.

(c)	Amount is less than $0.00005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Ratios restated from 1.34% and 1.06% for Class B and Class C, respectively.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

AB EXCHANGE RESERVES •	25

Financial Highlights

TRUSTEES

Marshall C. Turner, Jr.(1) , Chairman	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Earl D. Weiner(1)
John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Raymond J. Papera, Senior Vice President Maria R. Cona, Vice President Edward J. Dombrowski, Vice President	Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent
State Street Bank and Trust Company State Street Corporation CCB/5 1 Iron Street Boston, MA 02210	AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

Legal Counsel	Principal Underwriter
Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Pricing Committee.

26	• AB EXCHANGE RESERVES

Trustees

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Exchange Reserves (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Trustees of the Fund, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of this summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no

1	The Senior Officer’s fee evaluation was completed on October 22, 2015 and discussed with the Board of Trustees on November 3-5, 2015.

2	Future references to the Fund do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Fund.

AB EXCHANGE RESERVES •	27

reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.”Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.4 Also shown below are the Fund’s net assets as of September 30, 2015.

Fund	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 09/30/15 ($MM)
Exchange Reserves	0.25% on 1st $1.25 billion 0.24% on next $0.25 billion	$1,807.8
	0.23% on next $0.25 billion
	0.22% on next $0.25 billion
	0.21% on next $1.0 billion
	0.20% on the balance

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the fiscal year ended April 30, 2015, the Adviser was received $36,129 (0.003% of the Fund’s average daily net assets) for such services.

In response to low interest rates in the marketplace that have depressed money market yield, the Adviser or its affiliates are waiving advisory fees and reimbursing additional expenses on its proprietary money market products, including the

3	Jones v. Harris at 1427.

4	The Fund was not affected by the Adviser’s agreement with the NYAG since the Fund’s fee schedule already had lower breakpoints than the NYAG related fee schedule for AB Mutual Funds with a category of “Low Risk Income.”

28	• AB EXCHANGE RESERVES

Fund, in order for those products to achieve a target yield of 0.01%.5 Set forth below are the Fund’s total expense ratios for the fiscal year ended April 30, 2015 (October 1, 2014 - April 30, 2015):

Fund	Total Expense Ratio[6]					Fiscal Year[7]
	Class	Net		Gross
Exchange Reserves[8]	Advisor Class A Class B Class C Class R Class K Class I	0.13 0.13 0.15 0.14 0.16 0.15 0.09	% % % % % % %	0.31 0.61 1.34 1.08 0.84 0.58 0.28	% % % % % % %	April 30, 2015

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little

5	The Federal Reserve has kept the Federal Funds Rate between zero and 0.25% since December 2008.

6	Annualized.

7	The Fund changed its fiscal year end from September 30 to April 30.

8	The Rule 12b-1 fee for Class A shares will bill reduced from 0.30% to 0.25%, effective on February 1, 2016.

AB EXCHANGE RESERVES •	29

cash movement in either direction, particularly if the fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Fund.9 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee for the Fund had the AB Institutional fee schedule been applicable to the Fund advisory fee based on September 30, 2015 net assets.10

Fund	Net Assets 9/30/15 ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Exchange Reserves[11]	$1,807.8	Fixed Income Money Market 0.10% (no breakpoints) Minimum Account Size: $100m	0.100%	0.245%

The AB Investments Taiwan Limited mutual funds (“ITL”), which are offered to investors in Taiwan, have an “all-in” fee to compensate the Adviser for investment advisory as well as custody related services. The fee schedule of the ITL mutual fund that has a somewhat similar investment style as the Fund is set forth in the table below:

Fund	ITL Fund	Advisory Fee	Custodian Fee	Management Fee
Exchange Reserves	Money Market Fund	0.10%	0.05%	0.150%

9	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

10	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

11	The Fund’s effective advisory fee shown is based on the Fund’s September 30, 2015 net assets and does not include any advisory fee waivers and/or expense reimbursements that the Fund may have had during its most recently completed annual period

30	• AB EXCHANGE RESERVES

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.12, 13 Broadridge’s analysis included the comparison of the Fund’s contractual management fee, estimated at the approximate current asset level of the Fund, to the median of the Fund’s Broadridge Expense Group (“EG”)14 and the Fund’s contractual management fee ranking.15

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee (%)[16]	Broadridge EG Median (%)	Broadridge EG Rank
Exchange Reserves	0.242	0.379	2/16

12	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

13	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Fund’s 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classification/objective remains a part of Thomson Reuters’ Lipper division. Accordingly, the Fund’s investment classification/objective continued to be determined by Lipper.

14	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee is calculated by Broadridge using the Fund’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Fund had the lowest effective fee rate in the Broadridge peer group.

16	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative, and other services.

AB EXCHANGE RESERVES •	31

Broadridge also compared the Fund’s total expense ratio to the medians of the Fund’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.17

Fund	Total Expense Ratio (%)[18]	Broadridge EG Median (%)	Broadridge EG Rank	Broadridge EU Median (%)	Broadridge EU Rank
Exchange Reserves	0.128	0.156	5/16	0.169	7/24

Based on this analysis, the Fund has a more favorable ranking on a contractual management fee basis than it does on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Fund prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund decreased in the calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Adviser. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent and distribution related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and contingent deferred sales

17	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

18	Most recently completed fiscal year Class A share total expense ratio.

32	• AB EXCHANGE RESERVES

charges (“CDSC”). During the fiscal year ended September 30, 2013, ABI received from the Fund $480,490 and $6,738 in Rule 12b-1 and CDSC fees, respectively.19

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to revenues derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2014, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the fiscal year ended April 30, 2015, ABIS received $155,613 in fees from the Fund.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Trustees information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the

19	For the fiscal year ended April 30, 2015, ABI agreed to voluntarily waive all of the Rule 12b-1 distribution fees in the amounts of $316,634, $33,269, $73,580, $17,902 and $39,105 for Class A, Class B, Class C, Class R and Class K shares, respectively, limiting the effective annual rates to 0%.

AB EXCHANGE RESERVES •	33

decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Trustees an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $463 billion as of September 30, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information below, prepared by Broadridge, shows the 1, 3, 5 and 10 year net and gross performance returns and rankings of the Fund23 relative to the

20	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.
23	The performance returns and rankings are for the Class A shares of the Fund. The performance returns of the Fund were provided by Broadridge.

34	• AB EXCHANGE RESERVES

Fund’s Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)24 for the period ended July 31, 2015.25

	Fund Return	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Net
1 year	0.05	0.01	0.01	2/16	5/38
3 year	0.07	0.01	0.01	1/16	3/37
5 year	0.08	0.01	0.01	1/16	3/37
10 year	1.24	1.31	1.35	13/15	27/33

Gross
1 year	0.18	0.18	0.17	8/16	17/38
3 year	0.20	0.21	0.19	9/16	17/37
5 year	0.23	0.23	0.23	8/16	16/37
10 year	1.71	1.71	1.71	7/15	16/33

Set forth below are the 1, 3, 5, 10 year and since inception net performance returns of the Fund (in bold)26 versus its benchmarks.27

	Period Ending July 31, 2015 Annualized Net Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Exchange Reserves	0.05	0.07	0.08	1.23	2.22
Lipper Money Market Funds Average	0.01	0.01	0.01	1.24	2.52
Barclays U.S. Treasury Bills Index	0.07	0.09	0.11	1.46	2.87
Inception Date: March 25, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 25, 2015

24	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including/excluding a fund in/from a PU are somewhat different from that of an EU.

25	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the Fund even if the Fund may have had a different investment classification/objective at different points in time.

26	The performance returns and risk measures shown in the table are for the Class A shares of the Fund.

27	The Adviser provided Fund and benchmark performance return information for periods through July 31, 2015.

AB EXCHANGE RESERVES •	35

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

FIXED INCOME (continued)

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

36	• AB EXCHANGE RESERVES

AB Family of Funds

AB EXCHANGE RESERVES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

EXC-0152-1015

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2015